Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Statement [Line Items]
Net Income		$ 689	$ 1,592	$ 1,497	$ 2,281	$ 3,007
Other Comprehensive Income, net of taxes
Reclassification to earnings of (gains) in the period (2)	[1]	(36)	(20)	(15)	(56)	(29)
Other comprehensive income net of tax OCI debt financial assets		134	90	31	224	204
Net change in unrealized gains on cash flow hedges
Gains on derivatives designated as cash flow hedges arising during the period (3)	[2]	1,380	210	433	1,590	1,190
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the period (4)	[3]	21	24	49	45	86
Other comprehensive income net of tax cash flow hedges		1,401	234	482	1,635	1,276
Net gains on translation of net foreign operations
Unrealized gains on translation of net foreign operations		1,487	209	556	1,696	531
Unrealized (losses) on hedges of net foreign operations (5)	[4]	(304)	(47)	(103)	(351)	(90)
Other comprehensive income, net of taxes, translation of net foreign operations		1,183	162	453	1,345	441
Items that will not be reclassified to net income
Gains (losses) on remeasurement of pension and other employee future benefit plans (6)	[5]	73	(128)	(2)	(55)	(150)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value (7)	[6]	351	(70)	(98)	281	(19)
Items that will not be reclassified to net income		424	(198)	(100)	226	(169)
Other Comprehensive Income, net of taxes		3,142	288	866	3,430	1,752
Total Comprehensive Income attributable to Equity Holders of the Bank		3,831	1,880	2,363	5,711	4,759
Debt securities [member]
Other Comprehensive Income, net of taxes
Unrealized gains on fair value through OCI debt securities arising during the period (1)	[7]	$ 170	$ 110	$ 46	$ 280	$ 233

[1]	Net of income tax provision of $10 million, $7 million, $5 million for the three months ended, and $17 million, $10 million for the six months ended, respectively.
[2]	Net of income tax (provision) of $(497) million, $(76) million, $(156) million for the three months ended, and $(573) million, $(430) million for the six months ended, respectively.
[3]	Net of income tax (recovery) of $(7) million, $(9) million, $(18) million for the three months ended, and $(16) million, $(31) million for the six months ended, respectively.
[4]	Net of income tax recovery of $110 million, $17 million, $38 million for the three months ended, and $127 million, $33 million for the six months ended, respectively.
[5]	Net of income tax (provision) recovery of $(26) million, $46 million, $1 million for the three months ended, and $20 million, $55 million for the six months ended, respectively.
[6]	Net of income tax (provision) recovery of $(127) million, $25 million, $36 million for the three months ended, and $(102) million, $7 million for the six months ended, respectively.
[7]	Net of income tax (provision) of $(62) million, $(38) million, $(17) million for the three months ended, and $(100) million, $(78) million for the six months ended, respectively.